Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Disaggregation of Revenues [Line Items]
Total	¥ 309,974	$ 42,467	¥ 412,449	¥ 561,667
Sales income	124,973	17,121	142,628	154,906
Technical Services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total	143,648	19,680	247,770	327,245
Post/Origination Services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total	5,326		3,629	35,820
Wealth Management [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total	¥ 36,027	$ 4,936	¥ 18,422	¥ 43,696